Intangible assets - Additional information (Details) - EUR (€)	1 Months Ended	6 Months Ended
	Oct. 31, 2020	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jul. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 0	€ 0	€ 119,000	€ 416,000
Financial liabilities			27,029,000	€ 30,995,000	35,503,000	€ 39,893,000
2014 Monalizumab (NKG2A) agreement with Novo Nordisk
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 0		119,000
IPH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill							€ 40,000,000
Payments for milestone	€ 1,000,000
Financial liabilities					€ 0
Impairment of intangible assets		€ 41,000,000